Fixed assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of fixed assets,net

Fixed assets consist of the following:

	At December 31,
	2025	2024	2023
	(In Euros)
Software (ERP Implementation)	€87,800	€87,800	87,800
Equipment	61,070	53,445	48,976
Total fixed assets	148,870	141,245	136,776
Less: accumulated depreciation	(126,405)	(98,323)	(53,799)
Fixed assets, net	€22,465	€42,922	€82,977